Accounts payable, accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable, accrued expenses and other liabilities	Accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Accounts payable and accrued expenses	$850,215	$222,203
Deferred revenue	510,715	399,820
Accrued interest	352,374	270,576
Operating lease liabilities (Note 17)	173,595	49,423
Derivative liabilities (Note 12)	71,197	167,303
	$1,958,096	$1,109,325